UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - USD ($)			3 Months Ended	9 Months Ended			12 Months Ended
		Dec. 31, 2020	Sep. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Operating expenses:
General and administrative expenses		$ 14,291	$ 570,395		$ 1,195,288
Loss from operations			(570,395)		(1,195,288)
Other income (expense)
Change in fair value of derivative warrant liabilities			(5,230,000)	$ (1,500,000)	2,745,750
Offering costs associated with derivative warrant liabilities					(502,450)
Income from investments held in Trust Account			5,210		11,949
Net income (loss)		$ (14,691)	$ 4,664,815		$ 1,059,961
Weighted average shares outstanding, basic and diluted	[1],[2]	7,500,000
Basic and diluted net income (loss) per share		$ 0.00
Class A Ordinary Shares
Other income (expense)
Weighted average shares outstanding, basic and diluted			34,500,000		34,500,000
Basic and diluted net income (loss) per share			$ 0.11		$ 0.02
Weighted average number of ordinary shares, basic			34,500,000		34,500,000
Weighted average number of ordinary shares, diluted			34,500,000		34,500,000
Class B Ordinary Shares
Other income (expense)
Basic and diluted net income (loss) per share			$ 0.11		$ 0.02
Weighted average number of ordinary shares, basic			8,625,000		8,369,505
Weighted average number of ordinary shares, diluted			8,625,000		8,625,000
Rigetti Holdings, Inc.
Revenue:				6,939,981		$ 4,124,163	$ 5,542,598	$ 735,482
Cost of revenue				1,095,607		1,156,115	1,491,610	288,162
Total gross profit				5,844,374		2,968,048	4,050,988	447,320
Operating expenses:
Research and development expense				21,240,411		18,575,882	24,099,335	29,445,636
General and administrative expenses				8,841,277		9,501,237	13,157,735	16,162,047
Sales and marketing				1,951,398		1,755,189	1,885,565	2,541,596
Total operating expenses				32,033,086		29,832,308	39,142,635	48,149,279
Loss from operations				(26,188,712)		(26,864,260)	(35,091,647)	(47,701,959)
Other income (expense)
Interest Income (expense), net				(1,772,651)		5,023	8,488	(670,848)
Other income (expense)				6,582		50,359	42,131	130,000
Gain on extinguishment of debt						8,913,532	8,913,532
Change in fair value of derivative warrant liabilities				(1,552,546)
Change in fair value of convertible notes								(5,191,117)
Change in fair value of simple agreement for future equity								(382,397)
Total Other Income (Expense), net				(3,318,615)		8,968,914	8,964,151	(6,114,362)
Net loss before provision for income taxes				(29,507,327)		(17,895,346)
Provision for income taxes
Net income (loss)				$ (29,507,327)		$ (17,895,346)	$ (26,127,496)	$ (53,816,321)
Weighted average shares outstanding, basic and diluted				22,067,245		20,636,737	20,719,085	7,495,071
Basic and diluted net income (loss) per share				$ (1.34)		$ (0.87)	$ (1.26)	$ (7.18)
Rigetti Holdings, Inc. | Class A Ordinary Shares
Other income (expense)
Weighted average number of ordinary shares, basic				22,067,245		20,636,737

[1]	Shares and the associated amounts have been retroactively restated to reflect: (i) the share dividend of Class B ordinary shares on January 14, 2021, resulting in an aggregate of 7,187,500 Class B ordinary shares outstanding on January 14, 2021; and (ii) the share dividend of Class B ordinary shares on March 1, 2021, resulting in 8,625,000 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share dividends (Notes 4 and 7).
[2]	This number excludes up to 1,125,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. (Note 4.)